Variable Interest Entities - SFC Consumer Loan Securitizations (Details) (10-K) - USD ($) $ in Millions										12 Months Ended
	Apr. 07, 2015	Feb. 26, 2015	Apr. 17, 2014	Mar. 27, 2014	Mar. 26, 2014	Oct. 09, 2013	Sep. 25, 2013	Jun. 19, 2013	Feb. 19, 2013	Dec. 31, 2013	Feb. 16, 2016	Dec. 15, 2015	Apr. 02, 2013
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf FundingTrust 2013 B [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization											$ 400
Debt redemption price											371
Amount excluded from the redemption price											$ 30
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 A [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization												$ 225
Debt redemption price												189
Amount excluded from the redemption price												$ 37
Collateralized Mortgage Backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Mortgage Loan Trust 2013 3 [Member]
Debt Instrument [Line Items]
Weighted average yield (as a percent)						3.40%
Senior Subordinated Notes [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf FundingTrust 2013 B [Member]
Debt Instrument [Line Items]
Additional debt of senior asset-backed notes								$ 112
Consumer Loan [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2015 B [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization	$ 314
Weighted average yield (as a percent)	3.84%
Proceeds from notes sold under securitization transactions	$ 314
Interest reserve requirement on notes sold under securitization	$ 3
Consumer Loan [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2015-A [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization		$ 12
Weighted average yield (as a percent)		3.58%
Proceeds from notes sold under securitization transactions		$ 12
Interest reserve requirement on notes sold under securitization		$ 12
Consumer Loan [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf FundingTrust 2013 B [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization								$ 256
Weighted average yield (as a percent)								4.11%
Proceeds from notes sold under securitization transactions								$ 255
Interest reserve requirement on notes sold under securitization								4
Consumer Loan [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2014 A [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization					$ 559
Weighted average yield (as a percent)					2.62%
Proceeds from notes sold under securitization transactions					$ 559
Interest reserve requirement on notes sold under securitization					6
Notes initially retained by the entity					$ 33
Consumer Loan [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 BAC [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization							$ 500,000,000
Proceeds from notes sold under securitization transactions							$ 500
Repayments of debt				$ 231
Consumer Loan [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 A [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization									$ 568
Weighted average yield (as a percent)									2.83%
Proceeds from notes sold under securitization transactions									$ 568
Interest reserve requirement on notes sold under securitization									7
Notes initially retained by the entity									$ 36
Consumer Loan [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Co-Issuer LLCs [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization													$ 22
Consumer Loan [Member] | Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2015 B [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period			59 months
Consumer Loan [Member] | Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2015-A [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period			35 months
Consumer Loan [Member] | Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Financial Issuance Trust 2015-2 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period			23 months
Consumer Loan [Member] | Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf FundingTrust 2013 B [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period			35 months
Consumer Loan [Member] | Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Financial Issuance Trust 2014-2 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period			23 months
Consumer Loan [Member] | Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Financial Issuance Trust 2014-1 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period			23 months
Consumer Loan [Member] | Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2014 A [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period			23 months
Consumer Loan [Member] | Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Financial Issuance Trust 2015-3 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period			59 months
Consumer Loan [Member] | Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Financial Issuance Trust 2015-1 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period			35 months
Consumer Loan [Member] | Senior Subordinated Notes [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf FundingTrust 2013 B [Member]
Debt Instrument [Line Items]
Notes initially retained by the entity								30
Consumer Loan [Member] | Senior Notes [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf FundingTrust 2013 B [Member]
Debt Instrument [Line Items]
Notes initially retained by the entity								$ 114
Residential Portfolio Segment [Member] | Collateralized Mortgage Backed Securities [Member] | Springleaf Mortgage Loan Trust 2013 3 [Member]
Debt Instrument [Line Items]
Proceeds from notes sold under securitization transactions										$ 23
Residential Portfolio Segment [Member] | Collateralized Mortgage Backed Securities [Member] | Springleaf Mortgage Loan Trust 2012 2 [Member]
Debt Instrument [Line Items]
Proceeds from notes sold under securitization transactions										20
Residential Portfolio Segment [Member] | Collateralized Mortgage Backed Securities [Member] | Springleaf Mortgage Loan Trust 2013 2 [Member]
Debt Instrument [Line Items]
Proceeds from notes sold under securitization transactions										158
Residential Portfolio Segment [Member] | Collateralized Mortgage Backed Securities [Member] | Spring leaf Mortgage Loan Trust 20123 [Member]
Debt Instrument [Line Items]
Proceeds from notes sold under securitization transactions										$ 8